Financial Information - Washington Federal, INC. - Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash Flows From Operating Activities
Net income	$ 157,364	$ 151,505	$ 138,183
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in other assets	(17,799)	36,350	(74,889)
Net cash provided by operating activities	173,715	181,422	174,956
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	10,252	4,261	357
Treasury stock purchased	(104,291)	(110,238)	(41,914)
Dividends paid on common stock	(42,065)	(37,835)	(32,430)
Net cash provided (used) by financing activities	(376,457)	(337,395)	(1,293,868)
Increase (decrease) in cash and cash equivalents	578,280	(547,867)	(64,572)
Cash and cash equivalents at beginning of period	203,563	751,430	816,002
Cash and cash equivalents at end of period	781,843	203,563	751,430
Parent Company
Cash Flows From Operating Activities
Net income	157,364	151,505	138,183
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiaries	(87,943)	(4,893)	(32,513)
Decrease (increase) in other assets	1	1	36
Increase in other liabilities	4,152	1,698	2,508
Net cash provided by operating activities	73,574	148,311	108,214
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	10,252	4,261	357
Treasury stock purchased	(104,291)	(110,238)	(41,914)
Dividends paid on common stock	(42,065)	(37,835)	(32,430)
Net cash provided (used) by financing activities	(136,104)	(143,812)	(73,987)
Increase (decrease) in cash and cash equivalents	(62,530)	4,499	34,227
Cash and cash equivalents at beginning of period	66,425	61,926	27,699
Cash and cash equivalents at end of period	$ 3,895	$ 66,425	$ 61,926